Investments in Companies Accounted for at Equity (Details) - Schedule of Statement of Financial Position - TSG [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Statement of Financial Position [Abstract]
Current assets	$ 67,254	$ 47,065
Non-current assets	65,627	27,557
Current liabilities	(33,527)	(25,167)
Non-current liabilities	(69,534)	(6,299)
Net assets	29,820	43,156
Accumulated cost of share-based payment	(1,705)	(1,282)
Total equity attributed to shareholders	$ 28,115	$ 41,874
Working capital	50.00%	50.00%
Share of equity in TSG	$ 14,058	$ 20,937
Excess of fair value over carrying amount	5,401	6,696
Total investment carrying amount	$ 19,459	$ 27,633